Financial Assets and Liabilities - Summary of Derivative Financial Instruments by Classification (Detail) - PHP (₱) ₱ in Millions	Dec. 31, 2021	Dec. 31, 2020
Reconciliation Of Fair Value Of Credit Derivative [Abstract]
Noncurrent assets	₱ 48
Current assets	93	₱ 22
Noncurrent liabilities (Note 29)	(100)	(360)
Current liabilities (Note 29)	(115)	(176)
Net liabilities	₱ (74)	₱ (514)